Shareholder Report	10 Months Ended	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Miller Investment Trust
Entity Central Index Key		0001414039
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000056395
Shareholder Report [Line Items]
Fund Name		Miller Convertible Bond Fund
Trading Symbol		MCFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number		(877) 441-4434
Additional Information Website		www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.51%

Expenses Paid, Amount		$ 161
Expense Ratio, Percent		1.51%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund - with load	ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Oct-2014	$9,423	$10,000
Oct-2015	$9,470	$9,963
Oct-2016	$9,950	$10,409
Oct-2017	$10,817	$12,563
Oct-2018	$10,654	$13,072
Oct-2019	$11,227	$14,691
Oct-2020	$12,611	$19,272
Oct-2021	$13,941	$25,825
Oct-2022	$12,623	$20,192
Oct-2023	$12,559	$20,206
Oct-2024	$14,146	$24,476

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund
Without Load	12.64%	4.73%	4.15%
With Load	8.42%	3.49%	3.53%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	21.14%	10.75%	9.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Oct. 31, 2024
AssetsNet	$ 669,852,539	$ 669,852,539	$ 669,852,539
Holdings Count | Holding	78	78	78
Advisory Fees Paid, Amount		$ 5,085,796
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$669,852,539 Number of Portfolio Holdings78 Advisory Fee $5,085,796 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	98.0%
Money Market Funds	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000081917
Shareholder Report [Line Items]
Fund Name		Miller Convertible Bond Fund
Trading Symbol		MCFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number		(877) 441-4434
Additional Information Website		www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.02%

Expenses Paid, Amount		$ 214
Expense Ratio, Percent		2.02%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Oct-2014	$10,000	$10,000
Oct-2015	$10,007	$9,963
Oct-2016	$10,457	$10,409
Oct-2017	$11,309	$12,563
Oct-2018	$11,078	$13,072
Oct-2019	$11,623	$14,691
Oct-2020	$12,980	$19,272
Oct-2021	$14,276	$25,825
Oct-2022	$12,874	$20,192
Oct-2023	$12,738	$20,206
Oct-2024	$14,278	$24,476

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund	12.09%	4.20%	3.63%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	21.14%	10.75%	9.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Oct. 31, 2024
AssetsNet	$ 669,852,539	$ 669,852,539	$ 669,852,539
Holdings Count | Holding	78	78	78
Advisory Fees Paid, Amount		$ 5,085,796
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$669,852,539 Number of Portfolio Holdings78 Advisory Fee $5,085,796 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	98.0%
Money Market Funds	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000056396
Shareholder Report [Line Items]
Fund Name		Miller Convertible Bond Fund
Trading Symbol		MCIFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number		(877) 441-4434
Additional Information Website		www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.02%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.02%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Oct-2014	$1,000,000	$1,000,000
Oct-2015	$1,010,847	$996,346
Oct-2016	$1,067,000	$1,040,944
Oct-2017	$1,165,917	$1,256,297
Oct-2018	$1,153,287	$1,307,154
Oct-2019	$1,221,369	$1,469,078
Oct-2020	$1,379,274	$1,927,176
Oct-2021	$1,531,509	$2,582,541
Oct-2022	$1,394,471	$2,019,154
Oct-2023	$1,393,042	$2,020,588
Oct-2024	$1,577,374	$2,447,648

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund	13.23%	5.25%	4.66%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	21.14%	10.75%	9.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Oct. 31, 2024
AssetsNet	$ 669,852,539	$ 669,852,539	$ 669,852,539
Holdings Count | Holding	78	78	78
Advisory Fees Paid, Amount		$ 5,085,796
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$669,852,539 Number of Portfolio Holdings78 Advisory Fee $5,085,796 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	98.0%
Money Market Funds	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000146257
Shareholder Report [Line Items]
Fund Name		Miller Intermediate Bond Fund
Trading Symbol		MIFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Miller Intermediate Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number		(877) 441-4434
Additional Information Website		www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		0.99%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$1,000,000	$1,000,000
Oct-2015	$1,039,242	$1,011,432
Oct-2016	$1,109,484	$1,055,633
Oct-2017	$1,157,685	$1,065,158
Oct-2018	$1,168,797	$1,043,288
Oct-2019	$1,228,179	$1,163,364
Oct-2020	$1,319,717	$1,235,342
Oct-2021	$1,462,635	$1,229,436
Oct-2022	$1,358,152	$1,036,629
Oct-2023	$1,379,178	$1,040,321
Oct-2024	$1,572,294	$1,150,036

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2014)
Miller Intermediate Bond Fund	14.00%	5.06%	4.71%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 31, 2014
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Oct. 31, 2024
AssetsNet	$ 206,221,625	$ 206,221,625	$ 206,221,625
Holdings Count | Holding	69	69	69
Advisory Fees Paid, Amount		$ 1,272,219
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$206,221,625 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$1,272,219 Portfolio Turnover115%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	92.7%
Corporate Bonds	5.9%
Money Market Funds	1.4%

C000230985
Shareholder Report [Line Items]
Fund Name	Miller Market Neutral Income Fund
Trading Symbol	MMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Market Neutral Income Fund for the period of December 29, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.68%Footnote Reference*

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 29, 2023)
Miller Market Neutral Income Fund	7.98%
Bloomberg 1-3 Year US Government/Credit Index	3.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 37,512,097	$ 37,512,097	$ 37,512,097
Holdings Count | Holding	72	72	72
Advisory Fees Paid, Amount	$ 141,810
InvestmentCompanyPortfolioTurnover	406.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,512,097 Number of Portfolio Holdings72 Advisory Fee (net of waivers)$141,810 Portfolio Turnover406%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market	0.7%
Energy	3.1%
Communications	3.2%
Financials	4.4%
Consumer Discretionary	5.8%
Industrials	10.6%
Utilities	10.7%
Technology	29.5%
Health Care	32.9%